Cover	Aug. 12, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 12, 2026
Entity File Number	001-40738
Entity Registrant Name	RENOVORX, INC.
Entity Central Index Key	0001574094
Entity Tax Identification Number	27-1448452
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2570 W El Camino Real
Entity Address, Address Line Two	Suite 640
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94040
City Area Code	650
Local Phone Number	284-4433
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RNXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Amendment Description	This Current Report on Form 8-K/A is being filed by RenovoRx, Inc. (the “Company”) to amend the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission on May 12, 2026 (the “Original 8-K”) solely for the purpose of correcting the hyperlink to the press release filed as Exhibit 99.1 to Original 8-K, which incorrectly linked to a different document. No other changes or updates have been made to the text of the Original 8-K or to any other items or exhibits attached thereto.